Related party transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related party transactions

Note 15 – Related party transactions

In the ordinary course of business, during the six months ended June 30, 2025 and 2026, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties, mainly the collection of fees on behalf of the related entities.

	June 30, 2025	June 30, 2026
	S$’000	S$’000
Nature of transactions
Director/Shareholder
- Reimbursement fund for expenses paid on behalf of the Company	12	(25)
- Other expenses paid on behalf by Joyce Lee Jue Hui	(10)	(6)
- Loan advance to the Company	(730)	-
- Repayment of loan	200	216

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.